UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4626

                          Tax-Free Trust or Oregon
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	3/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS



SEMI-ANNUAL
REPORT

MAY 31, 2008

                                TAX-FREE TRUST OF
                                     OREGON

                          A TAX-FREE INCOME INVESTMENT

                       [LOGO OF TAX-FREE TRUST OF OREGON:
                          A SQUARE WITH TWO PINE TREES
                             IN FRONT OF A MOUNTAIN]

[LOGO OF THE AQUILA
GROUP OF FUNDS:                  ONE OF THE
AN EAGLE'S HEAD]           AQUILA GROUP OF FUNDS(R)

[LOGO OF TAX-FREE SERVING OREGON INVESTORS FOR MORE THAN TWO DECADES TRUST OF OREGON:
A SQUARE WITH               TAX-FREE TRUST OF OREGON
TWO PINE TREES
IN FRONT OF A              "A MORE PREDICTABLE RIDE"
MOUNTAIN]

                                                                       May, 2008

Dear Fellow Shareholder:

      If you've read any of our previous shareholder communications, you know that we try to skip the financial jargon and speak in terms to which the average person can relate and understand.

      The recent movements in the stock market got us to thinking about how risk tolerance mirrors choosing rides at an amusement park.

      In our younger days, we always enjoyed the thrill of roller coasters. If you're like us, you can vividly remember holding your breath with anticipation as you climbed and climbed to the top, never knowing just when you would finally get there. Then, just as you began to relax, the coaster would begin its decline. The ride to the bottom seemed like it would never end as you laughed, screamed, and implored the heavens to let you make it through alive.

      Much of what has transpired in the stock market over the last year or so has reminded us of our younger roller-coaster riding days. Of course, the ride to the "top" of the market is always exhilarating. But, as we've matured, we've come to realize that roller coasters have lost some of their allure.

      We no longer find adrenaline-pumping adventures so attractive. While you can be brought to dizzying heights, some dramatic lows are also inevitable. For those of us who don't have the stomach for this type of volatility, especially with our investment money, a more stable alternative may be the ticket.

      We like to think of investing in a tax-free municipal bond fund, such as Tax-Free Trust of Oregon, as more like riding the swings at a county fair. There is definitely some up and down movement, but you usually don't go quite that far. In general, you know what to expect next and the ride is fairly pleasant.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      Of course, we believe that there is a place in everyone's life for roller coasters. But, as one matures, it might be prudent to have the more stable predictable swings begin to play a larger role. After all, what good are highs if they are often followed by lows?

                                   Sincerely,


/s/ Lacy B. Herrmann                                  /s/ Diana P. Herrmann

Lacy B. Herrmann                                      Diana P. Herrmann
Founder and Chairman Emeritus                         President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                            TAX-FREE TRUST OF OREGON
                             SCHEDULE OF INVESTMENTS
                           MARCH 31, 2008 (unaudited)

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (40.8%)                      S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Bend, Oregon Transportation Highway System
                    (MBIA Corporation Insured)
$  1,135,000    5.300%, 09/01/17 ...............................................    Aaa/NR      $  1,180,479
                Benton and Linn Counties, Oregon School District
                    #509J (Financial Security Assurance Insured)
   4,670,000    5.000%, 06/01/21 pre-refunded ..................................    Aaa/NR         5,127,380
                Chemeketa, Oregon Community College District
                    (Financial Guaranty Insurance Corporation Insured),
   1,385,000    5.500%, 06/01/14 Escrowed to Maturity ..........................    Baa3/NR        1,556,837
                Clackamas, Oregon Community College District
                    (Financial Guaranty Insurance Corporation Insured)
   3,955,000    5.250%, 06/15/17 pre-refunded ..................................    Aa2/AA-        4,287,339
                Clackamas, Oregon Community College District
                    (MBIA Corporation Insured)
   1,535,000    5.000%, 05/01/25 ...............................................    Aaa/AAA        1,555,293
                Clackamas, Oregon School District #12 (North
                    Clackamas) Convertible Capital Appreciation
                    Bonds (Financial Security Assurance Insured)
                    (converts to a 5% coupon on 06/15/11)
   4,250,000    zero coupon, 06/15/29 ..........................................    Aaa/AAA        3,559,248
                Clackamas County, Oregon School District #12 (North
                    Clackamas) (Financial Security Assurance Insured)
   2,000,000    4.500%, 06/15/30 ...............................................    Aaa/AAA        1,869,040
   3,115,000    4.750%, 06/15/31 ...............................................    Aaa/AAA        3,033,605
                Clackamas County, Oregon School District #62
                    (Oregon City) (State School Bond Guaranty Program)
   2,055,000    5.500%, 06/15/20 pre-refunded ..................................    Aa2/AAA        2,197,966
                Clackamas County, Oregon School District #86
                    (Canby) (Financial Security Assurance Insured)
   2,240,000    5.000%, 06/15/19 ...............................................    Aaa/AAA        2,374,490
                Clackamas County, Oregon School District #108
                    (Estacada) (Financial Security Assurance Insured)
   1,295,000    5.375%, 06/15/17 pre-refunded ..................................    Aaa/AAA        1,408,766
   2,000,000    5.000%, 06/15/25 pre-refunded ..................................    Aaa/AAA        2,152,780

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Clackamas County, Oregon Tax Allocation
$    705,000    6.500%, 05/01/20 ...............................................    NR/NR*      $    705,226
                Columbia County, Oregon School District #502
                    (Financial Guaranty Insurance Corporation Insured)
   2,070,000    zero coupon, 06/01/15 ..........................................     A2/NR         1,551,175
                Deschutes County, Oregon (Financial Security
                    Assurance Insured)
   1,615,000    5.000%, 12/01/15 ...............................................    Aaa/NR         1,730,489
   2,260,000    5.000%, 12/01/16 ...............................................    Aaa/NR         2,409,544
                Deschutes County, Oregon Administrative School
                    District #1 (Bend-LaPine) (Financial Security
                    Assurance Insured)
   1,145,000    5.500%, 06/15/14 pre-refunded ..................................    Aaa/NR         1,249,962
   1,300,000    5.500%, 06/15/16 pre-refunded ..................................    Aaa/NR         1,419,171
   1,355,000    5.500%, 06/15/18 pre-refunded ..................................    Aaa/NR         1,479,213
   3,000,000    5.125%, 06/15/21 pre-refunded ..................................    Aaa/NR         3,240,630
                Deschutes County, Oregon School District #6
                    (Sisters) (Financial Security Assurance Insured)
   1,735,000    5.250%, 06/15/19 ...............................................    Aaa/AAA        1,924,167
   1,030,000    5.250%, 06/15/21 ...............................................    Aaa/AAA        1,133,175
                Deschutes and Jefferson Counties, Oregon School
                    District #02J (Redmond) (Financial Guaranty
                    Insurance Corporation Insured)
   1,000,000    5.000%, 06/15/21 ...............................................    Aa2/NR         1,034,930
   2,330,000    zero coupon, 06/15/22 ..........................................    Aa2/NR         1,128,699
                Douglas County, Oregon School District #116
                    (Winston-Dillard) (State School Bond
                    Guaranty Program)
   1,020,000    5.625%, 06/15/20 pre-refunded ..................................     NR/AA         1,093,675
                Gresham, Oregon (Financial Security
                    Assurance Insured)
   1,155,000    5.375%, 06/01/18 ...............................................    Aaa/NR         1,231,669

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Jackson County, Oregon School District #4 (Phoenix-
                    Talent) (Financial Security Assurance Insured)
$  1,395,000    5.500%, 06/15/18 pre-refunded ..................................    Aaa/AAA     $  1,522,880
                Jackson County, Oregon School District #9 (Eagle
                    Point) (MBIA Corporation Insured)
   2,080,000    5.500%, 06/15/15 ...............................................    Aaa/NR         2,346,864
   1,445,000    5.500%, 06/15/16 ...............................................    Aaa/NR         1,633,977
                Jackson County, Oregon School District #9 (Eagle
                    Point) (State School Bond Guaranty Program)
   1,120,000    5.625%, 06/15/17 pre-refunded ..................................    Aa2/NR         1,226,949
   1,880,000    5.000%, 06/15/21 pre-refunded ..................................    Aa2/NR         2,023,613
                Jackson County, Oregon School District #549
                (Medford) (State School Bond Guaranty Program)
   1,750,000    5.000%, 06/15/12 ...............................................    Aa2/NR         1,892,818
                Jackson County, Oregon School District #549C
                    (Medford) (Financial Security Assurance Insured)
   2,000,000    4.750%, 12/15/29 ...............................................    Aaa/AAA        1,939,260
   3,000,000    5.000%, 12/15/32 ...............................................    Aaa/AAA        2,995,560
                Jefferson County, Oregon School District #509J
                    (Financial Guaranty Insurance Corporation Insured)
   1,215,000    5.250%, 06/15/14 ...............................................    Baa3/AA        1,301,241
   1,025,000    5.250%, 06/15/17 ...............................................    Baa3/AA        1,081,324
                Josephine County, Oregon Three Rivers School
                    District (Financial Security Assurance Insured)
   1,780,000    5.250%, 06/15/18 pre-refunded ..................................    Aaa/NR         1,929,573
                Lane County, Oregon School District #19 (Springfield)
                    (Financial Security Assurance Insured)
   3,425,000    zero coupon, 06/15/29 ..........................................    Aaa/NR         1,033,391
                Lane County, Oregon School District #40 (Creswell)
                    (State School Bond Guaranty Program)
   1,430,000    5.375%, 06/15/20 pre-refunded ..................................     NR/AA         1,525,667
                Lincoln County, Oregon School District (Financial
                    Guaranty Insurance Corporation Insured)
   1,245,000    5.250%, 06/15/12 ...............................................    Baa3/NR        1,280,993

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Linn County, Oregon School District #7 (Harrisburg)
                    (State School Bond Guaranty Program)
$  1,660,000    5.500%, 06/15/19 pre-refunded ..................................     NR/AA      $  1,775,486
                Linn County, Oregon School District #9 (Lebanon)
                    (Financial Guaranty Insurance Corporation Insured)
   3,000,000    5.600%, 06/15/30 pre-refunded ..................................    Baa3/AA        3,359,010
                Linn County, Oregon School District #9 (Lebanon)
                    (MBIA Corporation Insured)
   2,500,000    5.000%, 06/15/30 ...............................................    Aaa/AAA        2,509,350
                Metro, Oregon
   1,100,000    5.000%, 06/01/18 ...............................................    Aaa/AAA        1,196,822
                Morrow County, Oregon School District #1 (Financial
                    Security Assurance Insured)
   1,710,000    5.250%, 06/15/19 ...............................................    Aaa/AAA        1,896,441
                Multnomah County, Oregon School District #7
                    (Reynolds) (MBIA Corporation Insured)
   2,625,000    5.000%, 06/01/25 ...............................................    Aaa/NR         2,662,380
                Multnomah County, Oregon School District #7
                    (Reynolds) (State School Bond Guaranty Program)
     500,000    5.625%, 06/15/17 pre-refunded ..................................    Aa2/AA           546,940
   2,375,000    5.125%, 06/15/19 pre-refunded ..................................    Aa2/AA         2,561,699
                Multnomah and Clackamas Counties, Oregon School
                    District #10 (Gresham-Barlow) (Financial Security
                    Assurance Insured)
   1,500,000    5.500%, 06/15/18 pre-refunded ..................................    Aaa/AAA        1,637,505
   4,275,000    5.250%, 06/15/19 ...............................................    Aaa/AAA        4,741,103
   2,650,000    5.000%, 06/15/21 pre-refunded ..................................    Aaa/AAA        2,852,434
                Multnomah and Clackamas Counties, Oregon School
                    District #28JT (Centennial) (Financial Security
                    Assurance Insured)
   2,680,000    5.250%, 12/15/18 ...............................................    Aaa/NR         2,996,374
                Oregon Coast Community College District (MBIA
                    Corporation Insured)
   1,590,000    5.250%, 06/15/17 ...............................................    Aaa/NR         1,712,557

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Pacific City, Oregon Joint Water - Sanitary Authority
$  1,830,000    4.800%, 07/01/27 ...............................................    NR/NR*      $  1,789,392
                Polk, Marion & Benton Counties, Oregon School District
                    #13J (Central) (Financial Security Assurance Insured)
   1,520,000    5.000%, 06/15/21 ...............................................    Aaa/AAA        1,607,157
                Portland, Oregon
   1,000,000    4.600%, 06/01/14 ...............................................    Aaa/NR         1,032,140
   2,975,000    zero coupon, 06/01/15 ..........................................    Aa2/NR         2,221,552
   1,120,000    5.125%, 06/01/18 ...............................................    Aaa/NR         1,138,558
  10,070,000    4.350%, 06/01/23 ...............................................    Aa1/NR        10,047,338
                Portland, Oregon Community College District
   2,350,000    5.000%, 06/01/21 pre-refunded ..................................    Aa2/AA         2,523,712
                Portland, Oregon Community College District
                    (Financial Guaranty Insurance Corporation Insured)
   1,395,000    5.000%, 06/01/17 pre-refunded ..................................    Aa2/AA         1,498,118
                Salem-Keizer, Oregon School District #24J (Financial
                    Security Assurance Insured)
   1,000,000    4.875%, 06/01/14 ...............................................    Aaa/AAA        1,005,060
   1,000,000    5.000%, 06/15/19 ...............................................    Aaa/AAA        1,053,250
                Southwestern Oregon Community College District
                    (MBIA Corporation Insured)
   1,120,000    6.000%, 06/01/25 pre-refunded ..................................    Aaa/AAA        1,208,323
                State of Oregon
   2,115,000    5.250%, 10/15/14 ...............................................    Aa2/AA         2,304,969
                State of Oregon Board of Higher Education
     820,000    zero coupon, 08/01/16 ..........................................    Aa2/AA           573,024
   2,560,000    5.500%, 08/01/21 pre-refunded ..................................    Aa2/AA         2,700,646
   2,000,000    5.000%, 08/01/21 ...............................................    Aa2/AA         2,107,640
   2,130,000    5.000%, 08/01/22 ...............................................    Aa2/AA         2,157,754
                State of Oregon Elderly and Disabled Housing
      35,000    6.250%, 08/01/13 ...............................................    Aa2/AA            35,097
                State of Oregon Veterans' Welfare
     700,000    9.200%, 10/01/08 ...............................................    Aa2/NR           725,564
     605,000    5.200%, 10/01/18 ...............................................    Aa2/AA           610,112

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON GENERAL OBLIGATION BONDS (CONTINUED)                  S&P          VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                State of Oregon Veterans' Welfare (continued)
$    550,000    4.800%, 12/01/22 ...............................................    Aa2/AA      $    539,748
     400,000    4.900%, 12/01/26 ...............................................    Aa2/AA           390,416
                The Dalles, Oregon
     230,000    4.000%, 06/01/20 ...............................................     NR/A            228,457
     155,000    4.000%, 06/01/21 ...............................................     NR/A            152,036
     130,000    4.125%, 06/01/22 ...............................................     NR/A            127,735
     100,000    4.200%, 06/01/23 ...............................................     NR/A             97,799
                Wasco County, Oregon School District #12 (The
                    Dalles) (Financial Security Assurance Insured)
   1,135,000    6.000%, 06/15/15 pre-refunded ..................................    Aaa/AAA        1,226,072
   1,400,000    5.500%, 06/15/17 ...............................................    Aaa/AAA        1,592,570
   1,790,000    5.500%, 06/15/20 ...............................................    Aaa/AAA        2,021,214
                Washington County, Oregon
   2,465,000    5.000%, 06/01/23 ...............................................    Aa2/NR         2,570,601
   3,325,000    4.375%, 06/01/26 ...............................................    Aa2/NR         3,098,601
                Washington County, Oregon School District #15
                    (Forest Grove) (Financial Security Assurance Insured)
   1,760,000    5.375%, 06/15/16 pre-refunded ..................................    Aaa/NR         1,914,616
   2,000,000    5.000%, 06/15/21 pre-refunded ..................................    Aaa/NR         2,152,780
                Washington County, Oregon School District #48J
                    (Beaverton)
   1,620,000    5.125%, 01/01/16 pre-refunded ..................................    Aa2/AA-        1,729,836
                Washington, Multnomah and Yamhill County,
                    Oregon School District #1J (Hillsboro)
   1,295,000    5.250%, 06/01/13 pre-refunded ..................................    Aa3/NR         1,343,329
                Washington, Multnomah and Yamhill County,
                    Oregon School District #1J (Hillsboro) (MBIA
                    Corporation Insured)
   8,500,000    zero coupon, 06/15/26 ..........................................    Aaa/NR         3,010,190
                Yamhill County, Oregon School District #40
                    (McMinnville) (Financial Security Assurance Insured)
   1,375,000    5.000%, 06/15/22 ...............................................    Aaa/NR         1,442,086
                                                                                                ------------
                Total General Obligation Bonds .................................                 165,794,651
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (53.3%)                                 S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                AIRPORT REVENUE BONDS (0.9%)
                ----------------------------------------------------------------
                Jackson County, Oregon Airport Revenue (XLCA Insured)
$    750,000    5.250%, 12/01/32 ...............................................     A3/A-      $    741,765
                Port of Portland, Oregon Airport (AMBAC Indemnity
                    Corporation Insured)
   3,000,000    5.500%, 07/01/24 ...............................................    Aaa/AAA        3,059,940
                                                                                                ------------
                Total Airport Revenue Bonds ....................................                   3,801,705
                                                                                                ------------
                CERTIFICATES OF PARTICIPATION REVENUE BONDS (5.7%)
                ----------------------------------------------------------------
                Oregon State Department Administrative Services
                    (AMBAC Indemnity Corporation Insured)
     595,000    5.000%, 11/01/19 ...............................................    Aaa/AAA          601,884
                Oregon State Department of Administration Services
                    (AMBAC Indemnity Corporation Insured)
     500,000    5.375%, 05/01/14 ...............................................    Aaa/AAA          536,005
   3,500,000    6.000%, 05/01/26 pre-refunded ..................................    Aaa/AAA        3,795,330
                Oregon State Department of Administrative Services
                    (Financial Guaranty Insurance Corporation Insured)
   2,000,000    5.000%, 11/01/20 ...............................................    Aa3/AA-        2,077,860
   2,660,000    5.000%, 11/01/23 ...............................................    Aa3/AA-        2,713,812
   2,945,000    5.000%, 11/01/24 ...............................................    Aa3/AA-        2,985,906
   1,475,000    5.000%, 11/01/26 ...............................................    Aa3/AA-        1,479,027
   1,145,000    5.000%, 05/01/27 ...............................................    Aa3/AA-        1,142,160
   3,880,000    5.000%, 11/01/27 ...............................................    Aa3/AA-        3,887,876
                Oregon State Department of Administrative Services
                    (Financial Security Assurance Insured)
     750,000    5.000%, 05/01/19 ...............................................    Aaa/AAA          789,263
   1,000,000    5.000%, 05/01/22 ...............................................    Aaa/AAA        1,037,060
   2,280,000    4.500%, 11/01/32 ...............................................    Aaa/AAA        2,114,518
                                                                                                ------------
                Total Certificates of Participation Revenue Bonds ..............                  23,160,701
                                                                                                ------------
                HOSPITAL REVENUE BONDS (10.3%)
                ----------------------------------------------------------------
                Clackamas County, Oregon Hospital Facilities
                    Authority (Legacy Health System)
   2,000,000    5.250%, 02/15/17 ...............................................    A1/AA-         2,048,540
   2,980,000    5.250%, 02/15/18 ...............................................    A1/AA-         3,046,752
   4,025,000    5.250%, 05/01/21 ...............................................    A1/AA-         4,103,125
                Clackamas County, Oregon Hospital Facilities Authority
                    (Legacy Health System) (MBIA Corporation Insured)
   2,650,000    4.750%, 02/15/11 ...............................................    Aaa/AAA        2,740,975

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                HOSPITAL REVENUE BONDS (CONTINUED)
                ----------------------------------------------------------------
                Clackamas County, Oregon Hospital Facilities
                    Authority (Mary's Woods)
$  3,480,000    6.625%, 05/15/29 pre-refunded ..................................    NR/NR**     $  3,695,482
                Deschutes County, Oregon Hospital Facilities
                    Authority (Cascade Health)
   2,000,000    5.600%, 01/01/27 pre-refunded ..................................     A1/NR         2,194,680
   3,000,000    5.600%, 01/01/32 pre-refunded ..................................     A1/NR         3,292,020
                Klamath Falls, Oregon Inter Community Hospital (Merle
                    West) (Assured Guaranty Corporation Insured)
   5,000,000    5.000%, 09/01/36 ...............................................    NR/AAA         4,816,300
                Medford, Oregon Hospital Facilities Authority 7 Day
                    Auction Bond (Asante Health System) (MBIA
                    Corporation Insured)
   3,000,000    8.080%, 08/15/29 ...............................................    Aaa/AAA        3,000,000
                Medford, Oregon Hospital Facilities Authority
                    (MBIA Corporation Insured)
     345,000    5.000%, 08/15/18 ...............................................    Aaa/AAA          348,840
                Multnomah County, Oregon Hospital Facilities
                    Authority (Providence Health System)
   1,390,000    5.250%, 10/01/22 ...............................................    Aa2/AA         1,426,098
                Multnomah County, Oregon Hospital Facilities
                    Authority (Terwilliger Plaza Project)
   1,250,000    5.250%, 12/01/36 ...............................................    NR/NR*         1,005,550
                Oregon Health Sciences University Series B (MBIA
                    Corporation Insured)
   1,400,000    5.250%, 07/01/15 ...............................................    Aaa/AAA        1,408,372
                Salem, Oregon Hospital
   3,500,000    4.500%, 08/15/30 ...............................................     NR/A+         3,017,875
                State of Oregon Health Housing Educational and
                    Cultural Facilities Authority (Peacehealth)
                    (AMBAC Indemnity Corporation Insured)
   2,300,000    5.250%, 11/15/17 ...............................................    Aaa/AAA        2,430,088
   1,850,000    5.000%, 11/15/26 ...............................................    Aaa/AAA        1,858,973
   1,430,000    5.000%, 11/15/32 ...............................................    Aaa/AAA        1,408,021
                                                                                                ------------
                Total Hospital Revenue Bonds ...................................                  41,841,691
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                HOUSING, EDUCATIONAL, AND CULTURAL REVENUE BONDS (8.7%)
                ----------------------------------------------------------------
                Forest Grove, Oregon (Pacific University)
                    (Radian Insured)
$  4,000,000    5.000%, 05/01/22 ...............................................    Aa3/AA      $  4,018,760
                Forest Grove, Oregon Student Housing (Oak
                    Tree Foundation)
   5,750,000    5.500%, 03/01/37 ...............................................    NR/NR*         5,085,588
                Multnomah County, Oregon Educational Facility
                    (University of Portland)
   1,000,000    6.000%, 04/01/20 ...............................................    NR/BBB+        1,070,910
                Oregon Health Sciences University, Oregon (MBIA
                    Corporation Insured)
  11,550,000    zero coupon, 07/01/21 ..........................................    Aaa/AAA        5,935,661
   3,140,000    5.250%, 07/01/22 ...............................................    Aaa/AAA        3,262,491
                Oregon State Facilities Authority (Linfield College)
   2,115,000    5.000%, 10/01/25 ...............................................    Baa1/NR        2,040,890
                Oregon State Facilities Authority Revenue
                    (University of Portland)
   5,500,000    5.000%, 04/01/32 ...............................................    NR/BBB+        4,900,170
                Oregon State Facilities Authority (Willamette
                    University) (Financial Guaranty
                    Corporation Insured)
     500,000    5.125%, 10/01/25 ...............................................    Baa3/A           509,180
                Oregon State Facilities Authority Revenue
                    (Willamette University)
   5,000,000    5.000%, 10/01/32 ...............................................     NR/A          4,775,750
                State of Oregon Housing and Community Services
       5,000    5.900%, 07/01/12 ...............................................    Aa2/NR             5,022
      95,000    6.700%, 07/01/13 ...............................................    Aa2/NR            95,276
     300,000    6.000%, 07/01/20 ...............................................    Aa2/NR           303,453
   2,625,000    4.650%, 07/01/25 ...............................................    Aa2/NR         2,490,731
   1,050,000    5.400%, 07/01/27 ...............................................    Aa2/NR         1,040,120
                                                                                                ------------
                Total Housing, Educational, and Cultural
                    Revenue Bonds ..............................................                  35,534,002
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                PUBLIC FACILITIES REVENUE BONDS (0.3%)
                ----------------------------------------------------------------
                Port of Morrow, Oregon
$  1,250,000    5.000%, 06/01/25 ...............................................    NR/NR*      $  1,143,388
                                                                                                ------------
                Total Public Facilities Revenue Bonds ..........................                   1,143,388
                                                                                                ------------
                TRANSPORTATION REVENUE BONDS (6.4%)
                ----------------------------------------------------------------
                Oregon St. Department Transportation Highway Usertax
   3,025,000    5.500%, 11/15/18 pre-refunded ..................................    Aa2/AAA        3,370,758
   2,555,000    5.375%, 11/15/18 pre-refunded ..................................    Aa2/AAA        2,755,363
   1,200,000    5.000%, 11/15/22 ...............................................    Aa2/AAA        1,247,172
   1,260,000    5.000%, 11/15/23 ...............................................    Aa2/AAA        1,302,197
   4,545,000    5.125%, 11/15/26 ...............................................    Aa2/AAA        4,991,228
   2,155,000    5.000%, 11/15/28 ...............................................    Aa2/AAA        2,185,019
   1,000,000    5.000%, 11/15/29 ...............................................    Aa2/AAA        1,008,350
   3,165,000    4.500%, 11/15/32 ...............................................    Aa2/AAA        2,951,932
                Tri-County Metropolitan Transportation District, Oregon
   1,440,000    5.750%, 08/01/16 pre-refunded ..................................    NR/AAA         1,553,962
   1,775,000    5.000%, 09/01/16 ...............................................    Aa3/AAA        1,888,352
                Tri-County Metropolitan Transportation District,
                    Oregon (LOC: Morgan Guaranty Trust)
   2,500,000    5.400%, 06/01/19 pre-refunded ..................................    NR/AA-         2,619,050
                                                                                                ------------
                Total Transportation Revenue Bonds .............................                  25,873,383
                                                                                                ------------
                URBAN RENEWAL REVENUE BONDS (3.7%)
                ----------------------------------------------------------------
                Portland, Oregon Airport Way Renewal and
                    Redevelopment (AMBAC Indemnity
                    Corporation Insured)
   1,640,000    6.000%, 06/15/14 pre-refunded ..................................    Aaa/NR         1,787,206
   1,765,000    5.750%, 06/15/20 pre-refunded ..................................    Aaa/NR         1,914,001
                Portland, Oregon River District Urban Renewal and
                    Redevelopment (AMBAC Indemnity
                    Corporation Insured)
   1,915,000    5.000%, 06/15/20 ...............................................    Aaa/NR         1,986,678
                Portland, Oregon Urban Renewal Tax Allocation
                    (AMBAC Indemnity Corporation Insured)
                    (Convention Center)
   1,150,000    5.750%, 06/15/18 ...............................................    Aaa/NR         1,212,917
   2,000,000    5.450%, 06/15/19 ...............................................    Aaa/NR         2,086,440

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                URBAN RENEWAL REVENUE BONDS (CONTINUED)
                ----------------------------------------------------------------
                Portland, Oregon Urban Renewal Tax Allocation
                    (Interstate Corridor) (Financial Guaranty Insurance
                    Corporation Insured)
$  1,890,000    5.250%, 06/15/20 ...............................................     A3/NR      $  2,013,285
   1,990,000    5.250%, 06/15/21 ...............................................     A3/NR         2,105,858
   2,030,000    5.000%, 06/15/23 ...............................................     A3/NR         2,076,649
                                                                                                ------------
                Total Urban Renewal Revenue Bonds ..............................                  15,183,034
                                                                                                ------------

                UTILITY REVENUE BONDS (0.8%)
                ----------------------------------------------------------------
                Emerald Peoples Utility District, Oregon (Financial
                    Security Assurance Insured)
   1,455,000    5.250%, 11/01/22 ...............................................    Aaa/NR         1,531,693
                Eugene, Oregon Electric Utility (Financial Security
                    Assurance Insured)
   1,600,000    5.000%, 08/01/18 ...............................................    Aaa/AAA        1,606,784
                                                                                                ------------
                Total Utility Revenue Bonds ....................................                   3,138,477
                                                                                                ------------

                WATER AND SEWER REVENUE BONDS (14.8%)
                ----------------------------------------------------------------
                Klamath Falls, Oregon Wastewater (AMBAC
                    Indemnity Corporation Insured)
   1,545,000    5.650%, 06/01/20 pre-refunded ..................................    Aaa/AAA        1,655,483
                Klamath Falls, Oregon Water (Financial Security
                    Assurance Insured)
   1,575,000    5.500%, 07/01/16 ...............................................    Aaa/AAA        1,761,937
                Lebanon, Oregon Wastewater (Financial Security
                    Assurance Insured)
   1,000,000    5.700%, 03/01/20 ...............................................    Aaa/AAA        1,042,370
                Portland, Oregon Sewer System (Financial Guaranty
                    Insurance Corporation Insured)
   2,500,000    5.750%, 08/01/19 pre-refunded ..................................    Aa3/AA-        2,694,900
                Portland, Oregon Sewer System (Financial Security
                    Assurance Insured)
   2,760,000    5.250%, 06/01/17 ...............................................    Aaa/AAA        2,964,544
   4,595,000    5.000%, 06/01/17 ...............................................    Aaa/AAA        4,964,576
   3,470,000    5.000%, 06/01/21 ...............................................    Aaa/AAA        3,599,049
                Portland, Oregon Sewer System (MBIA
                    Corporation Insured)
   4,410,000    5.000%, 06/15/25 ...............................................    Aaa/AAA        4,529,070
   4,630,000    5.000%, 06/15/26 ...............................................    Aaa/AAA        4,729,638
   1,610,000    5.000%, 06/15/27 ...............................................    Aaa/AAA        1,617,406

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       STATE OF OREGON REVENUE BONDS (CONTINUED)                             S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                WATER AND SEWER REVENUE BONDS (CONTINUED)
                ----------------------------------------------------------------
                Portland, Oregon Water System
$  7,420,000    5.500%, 08/01/19 pre-refunded ..................................    Aa1/NR      $  7,965,444
   1,235,000    5.500%, 08/01/20 pre-refunded ..................................    Aa1/NR         1,325,785
                Portland, Oregon Water System (MBIA
                    Corporation Insured)
   2,725,000    4.500%, 10/01/27 ...............................................    Aaa/NR         2,556,432
                Salem, Oregon Water & Sewer (Financial Security
                    Assurance Insured)
   1,000,000    5.375%, 06/01/15 ...............................................    Aaa/AAA        1,126,580
   1,970,000    5.375%, 06/01/16 pre-refunded ..................................    Aaa/AAA        2,099,528
   3,025,000    5.500%, 06/01/20 pre-refunded ..................................    Aaa/AAA        3,231,819
                Sunrise Water Authority, Oregon (Financial Security
                    Assurance Insured)
   2,630,000    5.000%, 03/01/19 ...............................................    Aaa/AAA        2,769,969
   1,350,000    5.250%, 03/01/24 ...............................................    Aaa/AAA        1,413,396
                Sunrise Water Authority, Oregon (XLCA Insured)
   1,000,000    5.000%, 09/01/25 ...............................................     A3/A-           971,650
                Washington County, Oregon Clean Water
                    Services (Financial Guaranty Insurance
                    Corporation Insured)
     995,000    5.000%, 10/01/13 ...............................................    A1/AA-         1,054,441
   3,525,000    5.125%, 10/01/17 ...............................................    A1/AA-         3,668,291
                Washington County, Oregon Clean Water Services
                    (MBIA Corporation Insured)
   2,235,000    5.250%, 10/01/15 ...............................................    Aaa/AAA        2,492,427
                                                                                                ------------
                Total Water and Sewer Revenue Bonds ............................                  60,234,735
                                                                                                ------------

                OTHER REVENUE BONDS (1.7%)
                ----------------------------------------------------------------
                Oregon State Department of Administration
                    Services (Lottery Revenue) (Financial Security
                    Assurance Insured)
   3,040,000    5.000%, 04/01/19 ...............................................    Aaa/AAA        3,197,290
   3,740,000    5.000%, 04/01/27 ...............................................    Aaa/AAA        3,799,578
                                                                                                ------------
                Total Other Revenue Bonds ......................................                   6,996,868
                                                                                                ------------
                Total Revenue Bonds ............................................                 216,907,984
                                                                                                ------------

                                                                                     RATING
  PRINCIPAL                                                                         MOODY'S/
   AMOUNT       U.S. TERRITORY BONDS (4.1%)                                           S&P           VALUE
------------    ----------------------------------------------------------------   ---------    ------------
                Puerto Rico Commonwealth Aqueduct & Sewer
                    Authority (Assured Guaranty Corporation Insured)
$  3,000,000    5.000%, 07/01/28 ...............................................    Aaa/AAA     $  2,999,760
                Puerto Rico Commonwealth General Obligation
   5,000,000    5.000%, 07/01/28 ...............................................   Baa3/BBB-       4,656,500
                Puerto Rico Municipal Finance Agency (Financial
                    Security Assurance Insured)
     500,000    5.250%, 08/01/16 ...............................................    Aaa/AAA          528,040
   5,000,000    5.250%, 08/01/20 ...............................................    Aaa/AAA        5,169,500
                Puerto Rico Public Buildings Authority Revenue
                    (Commonwealth Guaranteed)
   3,000,000    6.250%, 07/01/31 ...............................................   Baa3/BBB-       3,182,700
                                                                                                ------------
                Total U.S. Territory Bonds .....................................                  16,536,500
                                                                                                ------------
                Total Municipal Bonds (cost $391,566,432-note 4) ...............     98.2%       399,239,135
                Other assets less liabilities ..................................      1.8          7,427,426
                                                                                    -----       ------------
                Net Assets .....................................................    100.0%      $406,666,561
                                                                                    =====       ============

                (*)     Any security not rated (NR) by either rating service has
                        been determined by the Investment Sub-Adviser to have
                        sufficient quality to be ranked in the top four credit
                        ratings if a credit rating were to be assigned by a
                        rating service.
                (**)    Rated AAA by Fitch.

                                                                      PERCENT OF
                PORTFOLIO DISTRIBUTION BY QUALITY RATING              PORTFOLIO
                -----------------------------------------------       ---------
                Aaa of Moody's or AAA of S&P or Fitch .........          58.3%
                Aa of Moody's or AA of S&P ....................          28.6
                A of Moody's or S&P ...........................           6.0
                Baa of Moody's or BBB of S&P ..................           4.7
                Not rated* ....................................           2.4
                                                                        -----
                                                                        100.0%
                                                                        =====

                PORTFOLIO ABBREVIATIONS:
                ------------------------
                AMBAC - American Municipal Bond Assurance Corp.
                LOC -   Letter of Credit
                MBIA -  Municipal Bond Investors Assurance
                NR -    Not Rated
                XLCA -  XL Capital Assurance

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENT OF ASSETS AND LIABILITIES
                           MARCH 31, 2008 (unaudited)

ASSETS
    Investments at value (cost $391,566,432) .......................................................    $399,239,135
    Cash ...........................................................................................       2,295,137
    Interest receivable ............................................................................       5,753,196
    Receivable for Trust shares sold ...............................................................         230,130
    Other assets ...................................................................................          31,212
                                                                                                        ------------
    Total assets ...................................................................................     407,548,810
                                                                                                        ------------
LIABILITIES
    Dividends payable ..............................................................................         411,100
    Payable for Trust shares redeemed ..............................................................         149,464
    Management fees payable ........................................................................         136,881
    Distribution and service fees payable ..........................................................          59,713
    Accrued expenses ...............................................................................         125,091
                                                                                                        ------------
    Total liabilities ..............................................................................         882,249
                                                                                                        ------------
NET ASSETS .........................................................................................    $406,666,561
                                                                                                        ============
    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share ............    $    384,872
    Additional paid-in capital .....................................................................     397,334,860
    Net unrealized appreciation on investments (note 4) ............................................       7,672,703
    Undistributed net investment income ............................................................         221,327
    Accumulated net realized gain on investments ...................................................       1,052,799
                                                                                                        ------------
                                                                                                        $406,666,561
                                                                                                        ============
CLASS A
    Net Assets .....................................................................................    $330,448,474
                                                                                                        ============
    Capital shares outstanding .....................................................................      31,269,346
                                                                                                        ============
    Net asset value and redemption price per share .................................................    $      10.57
                                                                                                        ============
    Offering price per share (100/96 of $10.57 adjusted to nearest cent) ...........................    $      11.01
                                                                                                        ============
CLASS C
    Net Assets .....................................................................................    $ 20,946,931
                                                                                                        ============
    Capital shares outstanding .....................................................................       1,983,941
                                                                                                        ============
    Net asset value and offering price per share ...................................................    $      10.56
                                                                                                        ============
    Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
        during the first 12 months after purchase) .................................................    $      10.56*
                                                                                                        ============
CLASS Y
    Net Assets .....................................................................................    $ 55,271,156
                                                                                                        ============
    Capital shares outstanding .....................................................................       5,233,880
                                                                                                        ============
    Net asset value, offering and redemption price per share .......................................    $      10.56
                                                                                                        ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED MARCH 31, 2008 (unaudited)

Investment Income:
      Interest income .................................................                    $  9,290,336

      Management fees (note 3) ........................................    $   815,969
      Distribution and service fees (note 3) ..........................        366,466
      Transfer and shareholder servicing agent fees ...................        156,399
      Trustees' fees and expenses (note 8) ............................        119,488
      Legal fees (note 3) .............................................         44,230
      Shareholders' reports and proxy statements ......................         39,036
      Custodian fees (note 6) .........................................         16,614
      Registration fees and dues ......................................         14,845
      Auditing and tax fees ...........................................         10,528
      Insurance .......................................................          9,499
      Chief compliance officer (note 3) ...............................          2,278
      Miscellaneous ...................................................         23,279
                                                                             1,618,631
                                                                           -----------
      Expenses paid indirectly (note 6) ...............................        (42,691)
                                                                           -----------
      Net expenses ....................................................                       1,575,940
                                                                                           ------------
      Net investment income ...........................................                       7,714,396

Realized and Unrealized Gain (Loss) on Investments:

      Net realized gain (loss) from securities transactions ...........      1,163,091
      Change in unrealized appreciation on investments ................     (5,536,055)
                                                                           -----------
      Net realized and unrealized gain (loss) on investments ..........                      (4,372,964)
                                                                                           ------------
      Net change in net assets resulting from operations ..............                    $  3,341,432
                                                                                           ============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                           SIX MONTHS ENDED
                                                                            MARCH 31, 2008               YEAR ENDED
                                                                              (UNAUDITED)            SEPTEMBER 30, 2007
                                                                           ----------------          ------------------
OPERATIONS:
    Net investment income ..............................................    $   7,714,396              $  15,845,050
    Net realized gain (loss) from securities transactions ..............        1,163,091                   (102,920)
    Change in unrealized appreciation on investments ...................       (5,536,055)                (6,101,166)
                                                                            -------------              -------------
        Change in net assets resulting from operations .................        3,341,432                  9,640,964
                                                                            -------------              -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
    Class A Shares:
    Net investment income ..............................................       (6,438,041)               (13,291,389)
    Net realized gain on investments ...................................               --                    (61,027)

    Class C Shares:
    Net investment income ..............................................         (345,802)                  (867,841)
    Net realized gain on investments ...................................               --                     (5,383)

    Class Y Shares:
    Net investment income ..............................................       (1,000,404)                (1,796,786)
    Net realized gain on investments ...................................               --                     (7,679)
                                                                            -------------              -------------
        Change in net assets from distributions ........................       (7,784,247)               (16,030,105)
                                                                            -------------              -------------

CAPITAL SHARE TRANSACTIONS (note 7):
    Proceeds from shares sold ..........................................       25,372,268                 41,102,987
    Reinvested dividends and distributions .............................        4,431,473                  9,282,150
    Cost of shares redeemed ............................................      (29,309,326)               (68,844,718)
                                                                            -------------              -------------
        Change in net assets from capital share transactions ...........          494,415                (18,459,581)
                                                                            -------------              -------------

        Change in net assets ...........................................       (3,948,400)               (24,848,722)

NET ASSETS:
    Beginning of period ................................................      410,614,961                435,463,683
                                                                            -------------              -------------
    End of period* .....................................................    $ 406,666,561              $ 410,614,961
                                                                            =============              =============

    * Includes undistributed net investment income of: .................    $     221,327              $     291,178
                                                                            =============              =============

                 See accompanying notes to financial statements.

                            TAX-FREE TRUST OF OREGON
                          NOTES TO FINANCIAL STATEMENTS
                           MARCH 31, 2008 (unaudited)

1. ORGANIZATION

      Tax-Free Trust of Oregon (the "Trust") is a separate portfolio of The Cascades Trust. The Cascades Trust (the "Business Trust") is an open-end investment company, which was organized on October 17, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust is a non-diversified portfolio which commenced operations on June 16, 1986 and until April 5, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On January 31, 1998 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. As of the report date, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing sevice at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) MULTIPLE CLASS ALLOCATION: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) RECLASSIFICATION OF CAPITAL ACCOUNTS: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. On September 30, 2007, a reclassification was made to decrease undistributed net investment income by $202,771 and increase paid-in capital by $202,771.

g) ACCOUNTING PRONOUNCEMENTS: In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 was effective for the Trust on March 31, 2008 and there were no uncertain tax positions to be reflected in the Trust's financial statements.

      In  September  2006,  FASB issued  FASB  Statement  No.  157,  "Fair Value
      Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes adoption of SFAS 157 will have no material impact on the Trust's financial statements.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and managing relationships with all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Trust's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40% of the Trust's net assets.

      FAF Advisors, Inc. (formerly known as U.S. Bancorp Asset Management, Inc. until March 31, 2006) (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, and provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.18% on the Trust's net assets.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Trust to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. (the "Distributor"), including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the six months ended March 31, 2008, service fees on Class A Shares amounted to $251,136 of which the Distributor retained $12,629.

      Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2008, amounted to $86,497. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the six months ended March 31, 2008, amounted to $28,833. The total of these payments made with respect to Class C Shares amounted to $115,330, of which the Distributor retained $28,081.

      Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Trust's shares are sold primarily through the facilities of these intermediaries having offices within Oregon, with the bulk of sales commissions inuring to such intermediaries. For the six months ended March 31, 2008, total commissions on sales of Class A Shares amounted to $219,955 of which the Distributor received $42,053.

c) OTHER RELATED PARTY TRANSACTIONS

      For the six months ended March 31, 2008 the Trust incurred $47,220 of legal fees allocable to Butzel Long PC, counsel to the Trust, for legal services in conjunction with the Trust's ongoing operations. The Secretary of the Trust is a shareholder in that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2008, purchases of securities and proceeds from the sales of securities aggregated $32,628,042 and $38,219,712, respectively.

      At March 31, 2008, the aggregate tax cost for all securities was $391,345,431. At March 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $13,933,180 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $6,039,476 for a net unrealized appreciation of $7,893,704.

5. PORTFOLIO ORIENTATION

      Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Oregon, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Oregon and whatever effects these may have upon Oregon issuers' ability to meet their obligations. Two such developments, Measure 5, a 1990 amendment to the Oregon Constitution, as well as Measures 47 and 50, limit the taxing and spending authority of certain Oregon governmental entities. These amendments could have an adverse effect on the general financial condition of certain municipal entities that would impair the ability of certain Oregon issuer's to pay interest and principal on their obligations.

6. EXPENSES

      The Trust has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances.The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                            SIX MONTHS ENDED
                                                             MARCH 31, 2008                      YEAR ENDED
                                                              (UNAUDITED)                    SEPTEMBER 30, 2007
                                                      ---------------------------       ---------------------------
                                                         SHARES         AMOUNT            SHARES           AMOUNT
                                                         ------         ------            ------           ------
CLASS A SHARES:
    Proceeds from shares sold ..................       1,064,883     $ 11,393,781        1,963,227     $ 21,071,232
    Reinvested dividends and
        distributions ..........................         363,856        3,890,285          754,782        8,097,572
    Cost of shares redeemed ....................      (1,616,649)     (17,280,958)      (4,332,249)     (46,408,926)
                                                      ----------     ------------       ----------     ------------
        Net change .............................        (187,910)      (1,996,892)      (1,614,240)     (17,240,122)
                                                      ----------     ------------       ----------     ------------
CLASS C SHARES:
    Proceeds from shares sold ..................         120,529        1,293,604          269,445        2,895,445
    Reinvested dividends and
        distributions ..........................          19,350          206,775           51,051          547,634
    Cost of shares redeemed ....................        (525,285)      (5,614,179)        (985,902)     (10,581,284)
                                                      ----------     ------------       ----------     ------------
        Net change .............................        (385,406)      (4,113,800)        (665,406)      (7,138,205)
                                                      ----------     ------------       ----------     ------------
CLASS Y SHARES:
    Proceeds from shares sold ..................       1,190,734       12,684,883        1,597,605       17,136,310
    Reinvested dividends and
        distributions ..........................          31,437          334,413           59,368          636,944
    Cost of shares redeemed ....................        (597,530)      (6,414,189)      (1,101,386)     (11,854,508)
                                                      ----------     ------------       ----------     ------------
        Net change .............................         624,641        6,605,107          555,587        5,918,746
                                                      ----------     ------------       ----------     ------------
Total transactions in Trust
    shares .....................................          51,325     $    494,415       (1,724,059)    $(18,459,581)
                                                      ==========     ============       ==========     ============

8. TRUSTEES' FEES AND EXPENSES

      At March 31, 2008 there were 8 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended March 31, 2008 was $93,255, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, the meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and at the Annual Meetings of Shareholders. For the six months ended March 31, 2008, such meeting-related expenses amounted to $26,233.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Trust may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Trust with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Trust at the time of entering into the transaction. On the date the Trust enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

      The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Oregon income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates.

      As of September 30, 2007 there were post-October capital loss deferrals of $110,292 which will be recognized in the following year.

      The tax character of distributions:

                                         Year Ended September 30,
                                         2007               2006
                                     ------------      ------------
      Net tax-exempt income          $ 15,834,173      $ 16,356,601
      Ordinary income                     121,843            13,152
      Capital gain                         74,089           854,407
                                     ------------      ------------
                                     $ 16,030,105      $ 17,224,160
                                     ============      ============

      As of September 30, 2007, the components of distributable earnings on a tax basis were as follows:

      Unrealized appreciation            $ 13,499,936
      Undistributed tax-exempt
         income                               320,023
      Other temporary differences            (430,315)
                                         ------------
                                         $ 13,389,644
                                         ============

      At September  30, 2007,  the  difference  between book basis and tax basis
unrealized   appreciation   is   attributable   primarily  to   premium/discount
adjustments.

11. RECENT DEVELOPMENTS

a) THE DAVIS CASE: In May, 2007, the U. S. Supreme Court agreed to hear an appeal in DEPARTMENT OF REVENUE OF KENTUCKY V. DAVIS, a case concerning the constitutionality of differential tax treatment for interest from in-state vs. out-of-state municipal securities, a practice which is common among the majority of the states. On May 19, 2008, the U. S. Supreme Court upheld the right of states to tax interest on out-of-state municipal bonds while exempting their own state's bond interest from taxation. The U.S. Supreme Court said differential tax treatment for interest from in-state vs. out-of-state municipal securities does not decriminate against interstate commerce, but rather promotes the financing of essential governmental services.

b) INSURERS: Over the past few months, municipal bond insurance companies have been under review by the three major rating agencies Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and insured municipal bond prices.

                            TAX-FREE TRUST OF OREGON
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class A
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/08        -----------------------------------------------------------
                                                       (unaudited)        2007         2006         2005         2004         2003
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $ 10.68        $ 10.84      $ 10.91      $ 11.01      $ 11.04      $ 11.12
                                                         -------        -------      -------      -------      -------      -------
Income (loss) from investment operations:
    Net investment income ...........................       0.20++         0.41+        0.41+        0.42+        0.44+        0.45+
    Net gain (loss) on securities (both
        realized and unrealized) ....................      (0.10)         (0.16)       (0.05)       (0.10)       (0.01)       (0.06)
                                                         -------        -------      -------      -------      -------      -------
    Total from investment operations ................       0.10           0.25         0.36         0.32         0.43         0.39
                                                         -------        -------      -------      -------      -------      -------
Less distributions (note 10):
    Dividends from net investment income ............      (0.21)         (0.41)       (0.41)       (0.41)       (0.44)       (0.45)
    Distributions from capital gains ................         --            ***        (0.02)       (0.01)       (0.02)       (0.02)
                                                         -------        -------      -------      -------      -------      -------
    Total distributions .............................      (0.21)         (0.41)       (0.43)       (0.42)       (0.46)       (0.47)
                                                         -------        -------      -------      -------      -------      -------
Net asset value, end of period ......................    $ 10.57        $ 10.68      $ 10.84      $ 10.91      $ 11.01      $ 11.04
                                                         =======        =======      =======      =======      =======      =======
Total return (not reflecting sales charge) ..........       0.89%*         2.37%        3.42%        2.98%        3.97%        3.65%

Ratios/supplemental data
    Net assets, end of period (in millions) .........    $   330        $   336      $   359      $   369      $   367      $   361
    Ratio of expenses to average net assets .........       0.76%**        0.75%        0.75%        0.77%        0.72%        0.71%
    Ratio of net investment income to average
        net assets ..................................       3.80%**        3.77%        3.82%        3.79%        4.02%        4.11%
    Portfolio turnover rate .........................          8%*           22%          16%          14%          11%          12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of expenses to average net assets .........       0.74%**        0.74%        0.74%        0.76%        0.71%        0.70%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not annualized.
**    Annualized.
***   Less than $0.01 per share.

                 See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                            Class C
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/08        -----------------------------------------------------------
                                                       (unaudited)        2007         2006         2005         2004         2003
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $10.68         $10.84       $10.90       $11.00       $11.03       $11.11
                                                         ------         ------       ------       ------       ------       ------
Income (loss) from investment operations:
   Net investment income ............................      0.16++         0.32+        0.32+        0.32+        0.35+        0.36+
   Net gain (loss) on securities (both
     realized and unrealized) .......................     (0.12)         (0.16)       (0.04)       (0.09)       (0.02)       (0.06)
                                                         ------         ------       ------       ------       ------       ------
   Total from investment operations .................      0.04           0.16         0.28         0.23         0.33         0.30
                                                         ------         ------       ------       ------       ------       ------
Less distributions (note 10):
   Dividends from net investment income. ............     (0.16)         (0.32)       (0.32)       (0.32)       (0.34)       (0.36)
   Distributions from capital gains .................        --            ***        (0.02)       (0.01)       (0.02)       (0.02)
                                                         ------         ------       ------       ------       ------       ------
   Total distributions ..............................     (0.16)         (0.32)       (0.34)       (0.33)       (0.36)       (0.38)
                                                         ------         ------       ------       ------       ------       ------
Net asset value, end of period ......................    $10.56         $10.68       $10.84       $10.90       $11.00       $11.03
                                                         ======         ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ..........      0.37%*         1.51%        2.64%        2.10%        3.09%        2.77%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........    $20.9          $25.3        $32.9        $41.9        $41.4        $43.9
   Ratio of expenses to average net assets ..........      1.62%**        1.60%        1.60%        1.62%        1.57%        1.55%
   Ratio of net investment income to
     average net assets .............................      2.95%**        2.92%        2.97%        2.94%        3.17%        3.22%
   Portfolio turnover rate ..........................         8%*           22%          16%          14%          11%          12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........      1.60%**        1.59%        1.59%        1.61%        1.56%        1.54%


                                                                                            Class Y
                                                       ----------------------------------------------------------------------------
                                                       Six Months
                                                          Ended                          Year Ended September 30,
                                                         3/31/08        -----------------------------------------------------------
                                                       (unaudited)        2007         2006         2005         2004         2003
                                                       -----------      -------      -------      -------      -------      -------
Net asset value, beginning of period ................    $10.68         $10.84       $10.90       $11.00       $11.03       $11.11
                                                         ------         ------       ------       ------       ------       ------
Income (loss) from investment operations:
   Net investment income ............................      0.21++         0.43+        0.43+        0.43+        0.46+        0.47+
   Net gain (loss) on securities (both
     realized and unrealized) .......................     (0.12)         (0.16)       (0.04)       (0.09)       (0.02)       (0.06)
                                                         ------         ------       ------       ------       ------       ------
   Total from investment operations .................      0.09           0.27         0.39         0.34         0.44         0.41
                                                         ------         ------       ------       ------       ------       ------
Less distributions (note 10):
   Dividends from net investment income. ............     (0.21)         (0.43)       (0.43)       (0.43)       (0.45)       (0.47)
   Distributions from capital gains .................        --            ***        (0.02)       (0.01)       (0.02)       (0.02)
                                                         ------         ------       ------       ------       ------       ------
   Total distributions ..............................     (0.21)         (0.43)       (0.45)       (0.44)       (0.47)       (0.49)
                                                         ------         ------       ------       ------       ------       ------
Net asset value, end of period ......................    $10.56         $10.68       $10.84       $10.90       $11.00       $11.03
                                                         ======         ======       ======       ======       ======       ======
Total return (not reflecting sales charge) ..........      0.88%*         2.52%        3.67%        3.11%        4.13%        3.80%

Ratios/supplemental data
   Net assets, end of period (in millions) ..........    $55.3          $49.2        $43.9        $36.0        $37.0        $37.1
   Ratio of expenses to average net assets ..........      0.61%**        0.60%        0.60%        0.62%        0.57%        0.56%
   Ratio of net investment income to
     average net assets .............................      3.94%**        3.92%        3.97%        3.95%        4.17%        4.26%
   Portfolio turnover rate ..........................         8%*           22%          16%          14%          11%          12%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ..........      0.59%**        0.59%        0.59%        0.61%        0.56%        0.55%

----------
+     Per share amounts have been  calculated  using the monthly  average shares method.
++    Per share  amounts have been  calculated  using the daily  average  shares method.
*     Not Annualized.
**    Annualized.
***   Less than $0.01 per share.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Trust, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on October 1, 2007 and held for the six months ended March 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED MARCH 31, 2008

                       ACTUAL
                    TOTAL RETURN      BEGINNING        ENDING        EXPENSES
                       WITHOUT         ACCOUNT         ACCOUNT     PAID DURING
                  SALES CHARGES(1)      VALUE           VALUE      THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                 0.89%        $1,000.00       $1,008.90        $3.72
--------------------------------------------------------------------------------
Class C                 0.37%        $1,000.00       $1,003.70        $8.01
--------------------------------------------------------------------------------
Class Y                 0.88%        $1,000.00       $1,008.80        $2.96
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.60% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED MARCH 31, 2008

                     HYPOTHETICAL
                      ANNUALIZED      BEGINNING       ENDING         EXPENSES
                         TOTAL         ACCOUNT        ACCOUNT      PAID DURING
                        RETURN          VALUE          VALUE       THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                  5.00%       $1,000.00      $1,021.30          $3.74
--------------------------------------------------------------------------------
Class C                  5.00%       $1,000.00      $1,017.00          $8.07
--------------------------------------------------------------------------------
Class Y                  5.00%       $1,000.00      $1,022.05          $2.98
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.74%, 1.60% AND 0.59% FOR THE TRUST'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Trust twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Trust's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Trust additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q which is available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2007 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FOUNDERS

  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER

  AQUILA INVESTMENT MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

INVESTMENT SUB-ADVISER

  faf advisOrs, INC.
  555 S.W. Oak Street
  U.S. Bancorp Tower
  Portland, Oregon 97204

BOARD OF TRUSTEES

  James A. Gardner, Chair
  Diana P. Herrmann, Vice Chair
  Gary C. Cornia
  Edmund P. Jensen
  John W. Mitchell
  Ralph R. Shaw
  Nancy Wilgenbusch

OFFICERS

  Diana P. Herrmann, President
  James M. McCullough, Senior Vice President
  Sally J. Church, Vice President
  Christine L. Neimeth, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR

  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT

  PFPC Inc.
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN

  JPMorgan Chase Bank, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.




ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

		Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.  EXHIBITS.


(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.



SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE TRUST OF OREGON


By:  /s/  Diana P. Herrmann
- ---------------------------------
Vice Chair, President and Trustee
June 5, 2008




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer
June 5, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
Vice Chair, President and Trustee
June  5, 2008



By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 5, 2008



TAX-FREE TRUST OF OREGON

EXHIBIT INDEX



(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.